Leases - Schedule of Contractual Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 837	$ 723
Less Than 1 Year
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	119	105
One to five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	412	344
More than five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 306	$ 274